Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2022	2021
Off-balance sheet item:
Loan commitments(1)	$2,217	$2,402

(1)    Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,		2022			2021
Financial instruments presented in the Consolidated Statements of Financial Position(1)		Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets:
Derivative assets (Note 6.A.v)	$2,095	$(1,088)	$(923)	$84	$1,583	$(828)	$(558)	$197
Reverse repurchase agreements (Note 8)	14	(14)	—	—	—	—	—	—
Total financial assets	$2,109	$(1,102)	$(923)	$84	$1,583	$(828)	$(558)	$197
Financial liabilities:
Derivative liabilities	$(2,351)	$1,088	$1,136	$(127)	$(1,392)	$828	$550	$(14)
Repurchase agreements (Note 5.F.ii)	(2,725)	14	2,711	—	(2,324)	—	2,324	—
Cash collateral on securities lent (Note 5.F.iii)	(215)	—	203	(12)	(51)	—	48	(3)
Obligations for securities borrowing	(73)	—	73	—	(51)	—	51	—
Total financial liabilities	$(5,364)	$1,102	$4,123	$(139)	$(3,818)	$828	$2,973	$(17)

(1)    Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.
(2)     Financial collateral presented in the table above excludes overcollateralization and, for exchange traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $1,061 (December 31, 2021 — $678), received on reverse repurchase agreements was $14 (December 31, 2021 — $nil), pledged on derivative liabilities was $2,068 (December 31, 2021 — $1,616), and pledged on repurchase agreements was $2,725 (December 31, 2021 — $2,324).

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2022		December 31, 2021
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$11,219	$11,219	$12,278	$12,278
Debt securities - fair value through profit or loss	62,757	62,757	75,998	75,998
Debt securities - available-for-sale(1)	13,145	13,145	12,729	12,729
Equity securities - fair value through profit or loss	6,824	6,824	7,538	7,538
Equity securities - available-for-sale	324	324	1,575	1,575
Mortgages and loans(1)	56,261	51,850	51,692	55,756
Derivative assets	2,095	2,095	1,583	1,583
Other invested assets - fair value through profit or loss(2)	5,542	5,542	4,435	4,435
Other invested assets - available-for-sale(2)	996	996	781	781
Other invested assets - Collateralized Loan Obligations	3,044	2,880	1,865	1,855
Policy loans	3,350	3,350	3,261	3,261
Total financial assets(3)	$165,557	$160,982	$173,735	$177,789

(1)    As at December 31, 2022, the fair value of invested assets that have contractual cash flows that qualify as SPPI include $12,829 of Debt securities - AFS (December 31, 2021 — $12,604), $48,614 of Mortgages and loans supporting insurance contract liabilities (December 31, 2021 — $51,249), and $3,229 of Mortgages and loans not supporting insurance contract liabilities (December 31, 2021 — $4,499).
(2)    Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds and limited partnerships.
(3)    Invested assets on our Consolidated Statements of Financial Position of $177,292 (December 31, 2021 — $184,522) includes Total financial assets in this table, Investment properties of $10,102 (December 31, 2021 — $9,109), Other invested assets - non-financial assets of $1,633 (December 31, 2021 — $1,678).
The following table provides a reconciliation of the beginning and ending balances for assets and liabilities that are categorized in Level 3:

For the years ended	Debt securities - fair value through profit or loss	Debt securities - available-for-sale	Equity securities - fair value through profit or loss	Equity securities - available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2022
Beginning balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Included in net income(1)(2)(3)	(31)	1	—	5	322	625	922	(32)	890
Included in OCI(2)	—	(4)	—	—	12	—	8	—	8
Purchases	321	75	6	1	1,843	664	2,910	78	2,988
Sales / Payments	—	(2)	(4)	(12)	(313)	(430)	(761)	(6)	(767)
Settlements	(1)	—	—	—	(47)	—	(48)	(1)	(49)
Transfers (out) of Level 3(4)	(59)	(64)	—	—	—	—	(123)	—	(123)
Foreign currency translation(5)	5	—	—	5	88	134	232	(19)	213
Ending balance	$397	$49	$98	$73	$5,555	$10,102	$16,274	$631	$16,905
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(31)	$—	$—	$—	$295	$612	$876	$(20)	$856
December 31, 2021
Beginning balance	$225	$67	$181	$47	$2,645	$7,516	$10,681	$550	$11,231
Included in net income(1)(2)(3)	(6)	—	10	5	392	1,032	1,433	23	1,456
Included in OCI(2)	—	(1)	—	33	13	—	45	—	45
Purchases	29	5	8	15	1,074	764	1,895	65	1,960
Sales / Payments	(9)	(13)	(25)	(26)	(469)	(197)	(739)	(9)	(748)
Settlements	(15)	(3)	(5)	—	—	—	(23)	(1)	(24)
Transfers (out) of Level 3(4)	(57)	(10)	(73)	—	—	—	(140)	—	(140)
Foreign currency translation(5)	(5)	(2)	—	—	(5)	(6)	(18)	(17)	(35)
Ending balance	$162	$43	$96	$74	$3,650	$9,109	$13,134	$611	$13,745
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$(4)	$—	$11	$5	$382	$1,038	$1,432	$27	$1,459

(1)    Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2)    Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(3)    Investment properties included in net income is comprised of fair value changes on investment properties of $667 (2021 — $1,070), net of amortization of leasing commissions and tenant inducements of $42 (2021 — $38). As at December 31, 2022, we have used assumptions that reflect known changes in the property values including changes in expected future cash flows.
(4)    Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(5)    Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2022	2021
Cash	$3,068	$2,297
Cash equivalents	6,310	5,529
Short-term securities	1,841	4,452
Cash, cash equivalents and short-term securities	11,219	12,278
Less: Bank overdraft, recorded in Other liabilities	6	133
Net cash, cash equivalents and short-term securities	$11,213	$12,145
The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Canada	$27,816	$4,861	$32,677	$33,028	$5,135	$38,163
United States	21,412	5,058	26,470	26,678	4,552	31,230
United Kingdom	2,914	583	3,497	4,196	562	4,758
Other	10,615	2,643	13,258	12,096	2,480	14,576
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727
The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,881	$1,730	$5,611	$4,798	$2,303	$7,101
Canadian provincial and municipal government	12,638	1,027	13,665	15,930	1,149	17,079
U.S. government and agency	808	729	1,537	1,642	771	2,413
Other foreign government	3,863	761	4,624	4,754	757	5,511
Total government issued or guaranteed debt securities	21,190	4,247	25,437	27,124	4,980	32,104
Corporate debt securities by industry sector:
Financials	9,377	1,978	11,355	10,258	1,690	11,948
Utilities	5,979	697	6,676	7,414	778	8,192
Industrials	4,762	813	5,575	5,791	805	6,596
Energy	3,069	273	3,342	3,992	287	4,279
Communication services	2,937	392	3,329	3,534	352	3,886
Real estate	1,920	586	2,506	2,334	354	2,688
Health care	1,682	352	2,034	2,081	346	2,427
Consumer staples	1,677	301	1,978	2,047	231	2,278
Consumer discretionary	1,395	441	1,836	1,814	306	2,120
Information technology	1,130	254	1,384	1,426	209	1,635
Materials	1,107	188	1,295	1,361	156	1,517
Total corporate debt securities	35,035	6,275	41,310	42,052	5,514	47,566
Asset-backed securities	6,532	2,623	9,155	6,822	2,235	9,057
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2022	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,546	$1,455	$—	$—	$3,001
Office	1,762	1,522	—	—	3,284
Multi-family residential	4,025	1,245	—	—	5,270
Industrial and land	1,779	1,104	—	—	2,883
Other	780	113	29	—	922
Total mortgages(1)	$9,892	$5,439	$29	$—	$15,360
Loans	$13,143	$17,238	$4,923	$5,597	$40,901
Total mortgages and loans	$23,035	$22,677	$4,952	$5,597	$56,261

(1)    $4,174 of mortgages in Canada are insured by the CMHC.

As at December 31, 2021	Canada	United States	United Kingdom	Other	Total
Mortgages:
Retail	$1,765	$1,623	$—	$—	3,388
Office	1,892	1,639	—	—	3,531
Multi-family residential	4,138	1,589	—	—	5,727
Industrial and land	1,094	941	—	—	2,035
Other	680	115	9	—	804
Total mortgages(1)	$9,569	$5,907	$9	$—	$15,485
Loans	$12,885	$14,596	$4,111	$4,615	$36,207
Total mortgages and loans	$22,454	$20,503	$4,120	$4,615	$51,692

(1)    $4,218 of mortgages in Canada are insured by the CMHC.
The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Due in 1 year or less	$2,426	$1,334	$3,760	$2,505	$1,373	$3,878
Due in years 2-5	10,972	5,919	16,891	10,475	4,971	15,446
Due in years 6-10	9,889	2,969	12,858	11,328	3,350	14,678
Due after 10 years	39,470	2,923	42,393	51,690	3,035	54,725
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$1,350	$884
Due in years 2-5	6,312	6,172
Due in years 6-10	5,210	5,979
Due after 10 years	2,568	2,530
Total mortgages	$15,440	$15,565

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2022	2021
Due in 1 year or less	$2,893	$1,772
Due in years 2-5	7,237	7,108
Due in years 6-10	8,726	7,393
Due after 10 years	22,157	19,986
Total loans	$41,013	$36,259

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2022				2021
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$7	$—	$—	$7	$94	$6	$—	$100
Swap contracts	1,193	4,089	12,233	17,515	1,273	3,434	13,042	17,749
Options purchased	1,512	2,080	1,253	4,845	878	3,297	1,674	5,849
Options written(1)	135	224	—	359	—	461	—	461
Foreign exchange contracts:
Forward contracts	17,243	—	—	17,243	10,824	3,097	—	13,921
Swap contracts	806	2,598	18,138	21,542	725	2,654	16,494	19,873
Other contracts:
Options purchased	338	—	—	338	271	8	—	279
Forward contracts	145	168	—	313	154	163	—	317
Swap contracts	441	—	—	441	446	—	—	446
Credit derivatives	302	1,058	—	1,360	322	513	—	835
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,005	—	—	3,005	3,818	—	—	3,818
Equity contracts:
Futures contracts	2,481	—	—	2,481	2,105	—	—	2,105
Options purchased	189	78	—	267	213	—	—	213
Options written	52	—	—	52	—	—	—	—
Total notional amount	$27,849	$10,295	$31,624	$69,768	$21,123	$13,633	$31,210	$65,966

(1)    These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2022				2021
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$167	$351	$1,577	$2,095	$139	$249	$1,195	$1,583
Derivative liabilities	$(379)	$(196)	$(1,776)	$(2,351)	$(97)	$(184)	$(1,111)	$(1,392)

Disclosure of debt securities, mortgages, and loans by credit quality
The following table summarizes our debt securities by credit quality:

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total debt securities	Fair value through profit or loss	Available- for-sale	Total debt securities
Debt securities by credit rating:
AAA	$10,400	$4,862	$15,262	$12,811	$5,294	$18,105
AA	9,545	1,765	11,310	11,510	1,502	13,012
A	24,144	3,552	27,696	29,984	3,282	33,266
BBB	17,947	2,721	20,668	20,710	2,484	23,194
BB and lower	721	245	966	983	167	1,150
Total debt securities	$62,757	$13,145	$75,902	$75,998	$12,729	$88,727
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2022	2021
Mortgages by credit rating:
Insured	$4,174	$4,218
AA	1,769	1,640
A	5,917	4,979
BBB	2,911	3,814
BB and lower	589	822
Impaired	—	12
Total mortgages	$15,360	$15,485

As at December 31,	2022	2021
Loans by credit rating:
AAA	$274	$192
AA	5,712	4,994
A	16,891	14,231
BBB	15,920	14,632
BB and lower	2,071	2,139
Impaired	33	19
Total loans	$40,901	$36,207
The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2022			2021
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$482	$(254)	$228	$402	$(219)	$183
A	1,560	(834)	726	1,080	(598)	482
BBB	15	—	15	74	(11)	63
Total over-the-counter derivatives(1)	$2,057	$(1,088)	$969	$1,556	$(828)	$728

(1)    Exchange-traded derivatives with a positive fair value of $38 in 2022 (2021 — $27) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2)    Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3)    The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4)    Net replacement cost is positive replacement cost less the impact of master netting agreements.
The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2022		2021
	Notional amount	Fair value	Notional amount	Fair value
Single name credit default swap contracts:
AA	$20	$—	$38	$1
A	587	4	347	4
BBB	706	5	431	9
BB	47	7	19	—
Total single name credit default swap contracts	$1,360	$16	$835	$14
Total credit default swap contracts sold	$1,360	$16	$835	$14
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2022			2021
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$2,409	$—	$2,409	$2,170	$—	$2,170
A	1,308	30	1,278	928	28	900
BBB	133	118	15	139	117	22
BB	2,046	2,000	46	1,861	1,825	36
B	3	—	3	—	—	—
CCC	237	237	—	197	194	3
Not rated	105	97	8	136	131	5
Total	$6,241	$2,482	$3,759	$5,431	$2,295	$3,136
Less: Negative reinsurance assets	1,440			1,748
Total Reinsurance assets	$4,801			$3,683

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2022	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,360	$40,868	$56,228	$—	$—	$—
Impaired	80	145	225	80	112	192
Total	$15,440	$41,013	$56,453	$80	$112	$192
	Gross carrying value			Allowance for losses
As at December 31, 2021	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,473	$36,188	$51,661	$—	$—	$—
Impaired	92	71	163	80	52	132
Total	$15,565	$36,259	$51,824	$80	$52	$132

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2021	$66	$49	$115
Provision for (reversal of) losses	15	5	20
Write-offs, net of recoveries, and other adjustments	—	(2)	(2)
Foreign exchange rate movements	(1)	—	(1)
Balance, December 31, 2021	$80	$52	$132
Provision for (reversal of) losses	(2)	57	55
Foreign exchange rate movements	2	3	5
Balance, December 31, 2022	$80	$112	$192

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2022			2021
	Fair value through profit or loss	Available- for-sale	Total equities	Fair value through profit or loss	Available- for-sale	Total equities
Canada	$2,981	$57	$3,038	$3,301	$62	$3,363
United States	1,732	192	1,924	2,010	1,405	3,415
United Kingdom	150	4	154	186	6	192
Other	1,961	71	2,032	2,041	102	2,143
Total equities	$6,824	$324	$7,148	$7,538	$1,575	$9,113